FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT

Fair value information:
As of December 31, 2023	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(74)	—	(74)	—
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,663	—	—	2,663
Leijyu Co., Ltd. (transliteration)	239	—	—	239
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	10,678	—	—	10,678
Office buildings	5,068	—	—	5,068
Warehouse	5,876	—	—	5,876
Land leasehold right	93	—	—	93
Other	9	—	—	9
There have been no transfers between Level 1 and Level 2 during the year.

Fair value information:
As of December 31, 2022	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(6)	—	(6)	—
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	1,553	—	—	1,553
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	10,322	—	—	10,322
Office buildings	1,995	—	—	1,995
Warehouse	5,291	—	—	5,291
Land leasehold right	158	—	—	158
Other	11	—	—	11
There have been no transfers between Level 1 and Level 2 during the year.